Other	12 Months Ended
Dec. 31, 2011
Other [Abstract]
OTHER

NOTE 14 – OTHER

Other general expense - net. Included in Other general expense - net were the following:

	2011	2010	2009
Provisions for environmental matters - net	$9,100	$7,089	$24,705
(Gain) loss on disposition of assets	(5,469)	2,720	972
Net (income) expense of exit or disposal activities	(900)	(6,006)	7,943

Total	$2,731	$3,803	$33,620

Provisions for environmental matters–net represent initial provisions for site-specific estimated costs of environmental investigation or remediation and increases or decreases to environmental-related accruals as information becomes available upon which more accurate costs can be reasonably estimated and as additional accounting guidelines are issued. Environmental-related accruals are not recorded net of insurance proceeds in accordance with the Offsetting Subtopic of the Balance Sheet Topic of the ASC. See Note 9 for further details on the Company’s environmental-related activities.

The (gain) loss on disposition of assets represents net realized gains and losses associated with the disposal of property, plant and equipment and intangible assets previously used in the conduct of the primary business of the Company.

The net (income) expense of exit or disposal activities includes changes to accrued qualified exit costs as information becomes available upon which more accurate amounts can be reasonably estimated, initial impairments of carrying value and additional impairments for subsequent reductions in estimated fair value of property, plant and equipment held for disposal. See Note 6 for further details on the Company’s exit or disposal activities.

Other income - net. Included in Other income - net were the following:

	2011	2010	2009
Dividend and royalty income	$(4,963)	$(3,857)	$(3,240)
Net expense from financing activities	8,023	9,256	5,302
Foreign currency related transaction losses	4,748	22	4,926
Other income	(22,167)	(14,059)	(16,225)
Other expense	9,550	7,857	7,494

Total	$(4,809)	$(781)	$(1,743)

The Net expense from financing activities includes the net expense relating to changes in the Company’s financing fees.

Foreign currency transaction related losses represent net realized losses on U.S. dollar-denominated liabilities of foreign subsidiaries and net realized and unrealized losses from foreign currency option and forward contracts. There were no foreign currency option and forward contracts outstanding at December 31, 2011, 2010 and 2009.

Other income and Other expense included items of revenue, gains, expenses and losses that were unrelated to the primary business purpose of the Company. There were no items within Other income or Other expense that were individually significant.